Miller Opportunity Trust
Schedule of Investments (Unaudited)
September 30, 2022

Security			Shares	Value
Common Stocks ― 115.6%
Communication Services ― 8.7%
Interactive Media & Services ― 8.7%
Alphabet Inc., Class A Shares *(a)			600,000	$57,390,000
Meta Platforms Inc., Class A Shares *(a)			250,000	33,920,000
S4 Capital Plc *			8,781,914	14,266,860
Total Interactive Media & Services				105,576,860
Total Communication Services				105,576,860
Consumer Discretionary ― 36.0%
Automobiles ― 3.2%
General Motors Co.			1,200,000	38,508,000
Hotels, Restaurants & Leisure ― 8.8%
Expedia Group, Inc. *			700,000	65,583,000
Norwegian Cruise Line Holdings Ltd. * (a)			3,600,000	40,896,000
Total Hotels, Restaurants & Leisure				106,479,000
Household Durables ― 4.1%
Taylor Morrison Home Corp. * (a)			2,100,000	48,972,000
Internet & Direct Marketing Retail ― 13.7%
Alibaba Group Holding Ltd. ― ADR *			560,000	44,794,400
Amazon.com Inc. *(a)			600,000	67,800,000
Farfetch Ltd., Class A Shares *(a)			5,000,000	37,250,000
Stitch Fix Inc., Class A Shares *			4,000,000	15,800,000
Total Internet & Direct Marketing Retail				165,644,400
Leisure Products ― 5.0%
Mattel, Inc. * (a)			3,200,000	60,608,000
Textiles, Apparel & Luxury Goods ― 1.2%
Canada Goose Holdings Inc. *(a)			900,000	13,716,000
Total Consumer Discretionary				433,927,400
Energy ― 13.9%
Oil, Gas & Consumable Fuels ― 13.9%
Diamondback Energy Inc.			260,000	31,319,600
Energy Transfer LP			5,300,000	58,459,000
Ovintiv Inc. (a)			1,700,000	78,200,000
Total Oil, Gas & Consumable Fuels				167,978,600
Total Energy				167,978,600
Financials ― 17.9%
Banks ― 8.6%
Bank of America Corp.			400,000	12,080,000
Citigroup Inc.			925,000	38,544,750
JPMorgan Chase & Co. (a)			340,000	35,530,000
Silvergate Capital Corp., Class A Shares *			231,957	17,477,960
Total Banks				103,632,710
Capital Markets ― 1.2%
Coinbase Global Inc., Class A Shares *			225,000	14,510,250
Consumer Finance ― 8.1%
Capital One Financial Corp.			280,000	25,807,600
OneMain Holdings Inc. (a)			1,700,000	50,184,000
SoFi Technologies Inc. *			4,500,000	21,960,000
Total Consumer Finance				97,951,600
Total Financials				216,094,560
Health Care ― 13.9%
Biotechnology ― 5.0%
Karuna Therapeutics, Inc. *			150,000	33,739,500
PureTech Health Plc *			9,500,000	26,199,728
Total Biotechnology				59,939,228
Pharmaceuticals ― 8.9%
Bausch Health Cos Inc. *(a)			1,400,000	9,646,000
Green Thumb Industries Inc. *			3,600,000	33,732,000
Teva Pharmaceutical Industries Ltd. ― ADR *			8,000,000	64,560,000
Total Pharmaceuticals				107,938,000
Total Health Care				167,877,228
Security			Shares	Value
Industrials ― 12.7%
Airlines ― 6.3%
Delta Air Lines Inc. *(a)			1,500,000	$42,090,000
United Continental Holdings, Inc. *			1,039,985	33,830,712
Total Airlines				75,920,712
Commercial Services & Supplies ― 2.9%
ADT Inc. (a)			4,700,000	35,203,000
Road & Rail ― 3.5%
Uber Technologies Inc. *			1,600,000	42,400,000
Total Industrials				153,523,712
Information Technology ― 9.8%
Electronic Equipment, Instruments & Components ― 1.9%
Vontier Corp.			1,400,000	23,394,000
IT Services ― 6.1%
DXC Technology Co. *(a)			1,400,000	34,272,000
Fiserv, Inc. *			425,000	39,767,250
Total IT Services				74,039,250
Software ― 1.8%
Splunk Inc. *			280,000	21,056,000
Total Information Technology				118,489,250
Materials ― 2.7%
Metals & Mining ― 2.7%
Cleveland-Cliffs, Inc. *			2,400,000	32,328,000
Total Materials				32,328,000
Total Common Stocks (Cost ― $1,646,297,140)				1,395,795,610
Investment Fund― 0.3%
Pangaea One, LP(b)(c)(d)			1	3,234,298
Total Investment Fund (Cost ― $28,460,537)				3,234,298
Warrants ― 0.1%	Expiration Date	Exercise Price	Shares
Alaunos Therapeutics, Inc. *(c)(d)	Jul. 30, 2024	$ 7.00	3,787,879	1,333,333
	Total Warrants (Cost ― $1,177,758)			1,333,333
Total Investments ― 116.0% (Cost ― $1,675,935,435)				1,400,363,241
Liabilities in Excess of Other Assets ― (16.0)%				(193,417,427)
Total Net Assets ― 100.0%				1,206,945,814

ADR ― American Depositary Receipt
* Non-income producing security.
(a) All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b) In this instance, as defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or outstanding capital for Pangaea One, LP. At September 30, 2022, the total market value of investments in Affiliated Companies was $3,234,298 and the cost was $28,460,537.

(c) Security is valued in good faith in accordance with procedures approved by the Board of Trustees.
(d) Restricted security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services
LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1.	Notes to Schedule of Investments (unaudited)

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). These investments are categorized as Level 1 of the fair value hierarchy. Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 2 of the fair value hierarchy. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC under procedures established by and under the general supervision and responsibility of the Board.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2022:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Common Stocks	$1,395,795,610	$-	$-	$1,395,795,610
Investment Fund	-	-	3,234,298	3,234,298
Warrant	-	-	1,333,333	1,333,333
Total Investments	$1,395,795,610	$-	$4,567,631	$1,400,363,241

(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investment Securities	Investment Fund	Warrant
Balance as of December 31, 2021	$6,386,791	$270,833
Realized gain (loss)	353,999	-
Purchases	-	-
Sales/Partnership distributions	(744,025)	-
Change in unrealized appreciation (depreciation)	(2,762,467)	1,062,500
Balance as of September 30, 2022:	$3,234,298	$1,333,333
Change in unrealized appreciation (depreciation) for Level 3 securities held at September 30, 2022	(2,762,467)	1,062,500

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input(s)	Range / Weighted Average	Impact to Valuation from an Increase in Input *
Limited Partnership Interests	$3,324,298	NAV of Limited Partnership Interest	Liquidity Discount	25%	Decrease
Warrant	$1,333,333	Black-Scholes Model	Liquidity Discount	35%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2022:

Pangaea One, LP
Value at December 31, 2021	$6,386,791
Purchases	-
Sales / Partnership Distributions	(744,025)
Change in Unrealized Loss	(2,762,467)
Realized Gain on Sales / Distributions	353,999
Value at September 30, 2022	$3,234,298
Amortization, Dividend, Interest Income	-

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at September 30, 2022	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$28,460,537	$3,234,298	0.3%	$729,365	[2]
Alaunos Therapeutics, Inc.(Warrant)[3]	$1,177,758	$1,333,333	0.0%[4]	N/A

1Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12,4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.

2 In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2022, the Fund had open commitment of $729,365.

3 Acquisition date was 7/19.

4 Percentage represents less than 0.05%